Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions
	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Oct. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 1,304	€ 1,369	€ 1,576
New transactions(e)		228	85
Payments made	(237)	(329)	(226)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(46)	(37)	43
Other movements	(248)	24	29
Currency translation differences	27	49	(138)
Ending balance	800	1,304	1,369
Quoted market price per share of CVRs issued in connection with the acquisition of Genzyme | $ / shares					$ 0.72	$ 0.48	$ 0.38
Non-current liabilities related to business combinations and to non-controlling interests	508	963	1,026	[1]
Current liabilities related to business combinations and to non-controlling interests	292	341	343	[1]
Acquisition potential payment			42
CVRs issued in connection with the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	99	75	85
New transactions(e)		0	0
Payments made	0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	49	19	1
Other movements	(153)	0	0
Currency translation differences	5	5	(11)
Ending balance	0	99	75
Liabilities Related to Non-controlling Interests
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	22	92	123
New transactions(e)		0	0
Payments made	0	(70)	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	0	0
Other movements	(22)	0	(28)
Currency translation differences	0	0	(3)
Ending balance	0	22	92
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	472	701	1,013
New transactions(e)		0	0
Payments made	(113)	(147)	(165)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(214)	(109)	(28)
Other movements	0	0	0
Currency translation differences	11	27	(119)
Ending balance	156	472	701
MSD contingent consideration (European vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	410	420	354
New transactions(e)		0	0
Payments made	(69)	(57)	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	38	50	71
Other movements	0	0	0
Currency translation differences	6	(3)	(5)
Ending balance	385	410	420
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	301	81	1
New transactions(e)		228	85
Payments made	(55)	(55)	(61)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	81	3	(1)
Other movements	(73)	24	57
Currency translation differences	5	20	0
Ending balance	€ 259	301	€ 81
True North Therapeutics
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Contingent consideration liabilities		226
Bioverativ employees
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Contingent consideration liabilities		€ 2

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).